Stockholders’ Equity and Equity-Based Compensation (Details Textual) - USD ($)	Oct. 13, 2015	Jul. 13, 2015	Sep. 30, 2017	Jun. 29, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Shares Authorized			20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued			0		0
Preferred Stock, Shares Outstanding			0		0
Common Stock, Shares Authorized			480,000,000		480,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001
Common Stock, Shares, Issued			120,634,922		28,369,644
Common Stock, Shares, Outstanding			120,634,922	120,512,402	28,369,644
Capitol Acquisition Corp. III [Member]
Preferred Stock, Shares Authorized					1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued					0	0
Preferred Stock, Shares Outstanding					0	0
Common Stock, Shares Authorized					120,000,000	120,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction		10,062,500
Sale of Stock, Consideration Received on Transaction		$ 25,000
Shares Issued, Price Per Share		$ 0.0025
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	1,125,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	500,000
Business Combination, Reason for Business Combination	(i) the last sales price of the Companys common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Companys stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Additional Share Issued	1,437,500
Sponsor Shares Outstanding	8,625,000
Common Stock, Shares, Issued					9,814,869	9,680,095
Common Stock, Shares, Outstanding					9,814,869	9,680,095
Common Stock Subject To Possible Redemptions					30,810,131	30,944,905
Omnibus Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			6,100,000